Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 219,738,761	$ 187,164,065
Market price (in dollars per share)	$ 54.00
Investment, Identifier [Axis]: Galliard Stable Return Fund C
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 8,124,368	7,474,827
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2010 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	821,995	744,407
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2015 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	207,513	332,353
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2020 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,495,293	5,573,152
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2025 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	7,358,383	7,203,557
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2030 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	16,647,398	13,441,424
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2035 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,101,808	8,704,980
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2040 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	19,172,969	17,354,800
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2045 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	11,328,092	8,735,431
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2050 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	13,559,421	10,024,765
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2055 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,650,727	3,466,960
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2060 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,788,492	2,528,333
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2065 Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	791,295	249,933
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund Class N
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	32,069,223	25,637,478
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,061,606	711,761
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	75,947,218	66,005,355
EFSC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	8,543,230	0
Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	69,730	0
EFSC common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	8,974,549
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	135,178,583	112,184,161
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	84,560,178	74,979,904
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	75,947,218	66,005,355
Total | EFSC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	8,543,230
Total | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	69,730
Total | EFSC common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		8,974,549
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	84,560,178	66,005,355
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	75,947,218	66,005,355
Level 1 | EFSC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	8,543,230
Level 1 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	69,730
Level 1 | EFSC common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	8,974,549
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | EFSC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 2 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 2 | EFSC common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		8,974,549
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | EFSC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0
Level 3 | EFSC common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		$ 0